Income Tax - Reconciliation of Accounting Profit and Income Tax Expense (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before income tax	$ 47,841	$ 1,459	$ 47,008	$ 47,204
Income tax expense calculated at the statutory rate	9,568		9,401	9,441
Nondeductible income and expenses in determining taxable income	25		28	(20)
Tax-exempt income	(29)		(9)	(3)
Income tax on unappropriated earnings	122		(31)	137
Investment credits	(218)		(209)	(207)
Effect of different tax rates of group entities operating in other jurisdictions	10		(7)	(31)
Income tax adjustments on prior years	(168)		(119)	10
Others	23		(107)	8
Income tax recognized in profit or loss	$ 9,333	$ 285	$ 8,947	$ 9,335